Derivatives And Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Derivatives And Fair Value Measurements [Abstract]
Derivatives And Fair Value Measurements

Note 13 – Derivatives and Fair Value Measurements

Derivatives.    In managing its natural gas supply portfolios, Southwest has historically entered into fixed- and variable-price contracts, which qualify as derivatives. Additionally, Southwest utilizes fixed-for-floating swap contracts ("Swaps") to supplement its fixed-price contracts. The fixed-price contracts, firm commitments to purchase a fixed amount of gas in the future at a fixed price, qualify for the normal purchases and normal sales exception that is allowed for contracts that are probable of delivery in the normal course of business and are exempt from fair value reporting. The variable-price contracts have no significant market value. The Swaps are recorded at fair value.

The fixed-price contracts and Swaps are utilized by Southwest under its volatility mitigation programs to effectively fix the price on a portion (currently ranging from 25% to 35%, depending on the jurisdiction) of its natural gas supply portfolios. The maturities of the Swaps highly correlate to forecasted purchases of natural gas, during time frames ranging from January 2012 through March 2014. Under such contracts, Southwest pays the counterparty at a fixed rate and receives from the counterparty a floating rate per MMBtu ("dekatherm") of natural gas. Only the net differential is actually paid or received. The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below (thousands of dekatherms):

	December 31, 2011	December 31, 2010
Contract notional amounts	10,827	14,207

Southwest does not utilize derivative financial instruments for speculative purposes, nor does it have trading operations.

The following table sets forth the gains and (losses) recognized on the Company's Swaps (derivatives) for the years ended December 31, 2011, 2010, and 2009 and their location in the income statements (thousands of dollars):

Gains (losses) recognized in income for derivatives not designated as hedging instruments:

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2011		2010		2009
Swaps	Net cost of gas sold	$(18,201)		$(27,690)		$(4,391)
Swaps	Net cost of gas sold	18,201	*	27,690	*	4,391	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

In January 2010, Southwest entered into two FSIRS to hedge the risk of interest rate variability during the period leading up to the planned issuance of fixed-rate debt to replace $200 million of debt that matured in February 2011 and $200 million maturing in May 2012. The counterparties to each agreement are four major banking institutions. The first FSIRS was a designated cash flow hedge and terminated in December 2010 concurrent with the related issuance of $125 million 4.45% 10-year Senior Notes. The terms of the remaining FSIRS are as follows:

Notional amount	$100 million
Fixed rate to be paid by Southwest	4.78%
Mandatory termination date (on or before)	March 20, 2012

Southwest has designated the second FSIRS agreement as a cash flow hedge of forecasted future interest payments. At the inception of the hedge, the terms of the derivative were the same as a perfect hypothetical derivative; thus, there was an expectation that there will be no ineffectiveness, and that the effective portion of unrealized gains and losses on the FSIRS leading up to the forecasted debt issuance will be reported as a component of other comprehensive income. At termination, the final value will be reclassified from accumulated other comprehensive income into earnings over the same period the hedged forecasted transaction affects earnings. However, should conditions occur that indicate the existence of ineffectiveness (e.g., deterioration of counterparty creditworthiness, delay in the forecasted debt issuances, etc.), Southwest will measure ineffectiveness by comparing changes in the fair value of the FSIRS with the change in the fair value of a hypothetical swap (the hypothetical derivative method). Gains and losses due to ineffectiveness will be recognized immediately in earnings. At December 31, 2011, the remaining FSIRS continued to qualify as an effective hedge. There was no gain or loss reclassified from accumulated other comprehensive income ("AOCI") into income (effective portion) and no gain or loss recognized in income (ineffective portion) for the Company's remaining derivative designated as a hedging instrument.

The following table sets forth the gains and (losses) on a before-tax basis recognized on the Company's FSIRS (thousands of dollars):

Gains (losses) recognized in other comprehensive income for derivatives designated as cash flow hedging instruments:

	Year Ended December 31, 2011	Year Ended December 31, 2010
Amount of loss on unrealized FSIRS recognized in other comprehensive income on derivative (effective portion)	$(17,958)	$(6,755)
Amount of loss on realized FSIRS recognized in other comprehensive income on derivative	—	(11,691)

Total	$(17,958)	$(18,446)

The following table sets forth the fair values of the Company's Swaps and FSIRS and their location in the balance sheets (thousands of dollars):

Fair values of derivatives not designated as hedging instruments:

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Other current liabilities	$—	$(11,122)	$(11,122)
Swaps	Other deferred credits	—	(621)	(621)

Total		$—	$(11,743)	$(11,743)

December 31, 2010 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$656	$—	$656
Swaps	Other current liabilities	65	(11,547)	(11,482)

Total		$721	$(11,547)	$(10,826)

Fair values of derivatives designated as hedging instruments:

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other current liabilities	$—	$(24,713)	$(24,713)

December 31, 2010 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other deferred credits	$—	$(6,755)	$(6,755)

The estimated fair values of the Swaps were determined using future natural gas index prices (as more fully described below). The Company has master netting arrangements with each counterparty that provide for the net settlement of all contracts through a single payment. As applicable, the Company has elected to reflect the net amounts in its balance sheets.

Pursuant to regulatory deferral accounting treatment for rate-regulated entities, Southwest records the unrealized gains and losses in fair value of the Swaps as a regulatory asset and/or liability. When the Swaps mature, Southwest reverses any prior positions held and records the settled position as an increase or decrease of purchased gas under the related purchased gas adjustment ("PGA") mechanism in determining its deferred PGA balances. Neither changes in fair value, nor settled amounts, of Swaps have a direct effect on earnings or other comprehensive income. The following table shows the amounts Southwest paid to and received from counterparties for settlements of matured Swaps.

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
(Thousands of dollars)
Paid to counterparties	$17,283	$16,574	$19,661

Received from counterparties	$—	$831	$—

The following table details the regulatory assets/(liabilities) offsetting the derivatives at fair value in the balance sheets (thousands of dollars).

December 31, 2011
Instrument	Balance Sheet Location	Net Total
Swaps	Prepaids and other current assets	$11,122
Swaps	Deferred charges and other assets	621

December 31, 2010
Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(656)
Swaps	Prepaids and other current assets	11,482

Fair Value Measurements.    The estimated fair values of Southwest's Swaps were determined at December 31, 2011 and 2010 using New York Mercantile Exchange ("NYMEX") futures settlement prices for delivery of natural gas at Henry Hub, adjusted by the price of NYMEX ClearPort basis Swaps, which reflect the difference between the price of natural gas at a given delivery basin and the Henry Hub pricing points. These Level 2 inputs are observable in the marketplace throughout the full term of the Swaps, but have been credit-risk adjusted with no significant impact to the overall fair value measure.

The estimated fair value of Southwest's FSIRS was determined using a discounted cash flow model that utilizes forward interest rate curves. The inputs to the model are the terms of the FSIRS. These Level 2 inputs are observable in the marketplace throughout the full term of the FSIRS, but have been credit-risk adjusted with no significant impact to the overall fair value measure. See Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income for more information on the FSIRS.

See Note 10 – Pension and Other Postretirement Benefits for definitions of the levels of the fair value hierarchy. The following table sets forth, by level within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, the Company's financial assets and liabilities that were accounted for at fair value:

Level 2 - Significant other observable inputs

	December 31, 2011	December 31, 2010
(Thousands of dollars)
Assets at fair value:
Deferred charges and other assets - swaps	$—	$656
Liabilities at fair value:
Other current liabilities - swaps	(11,122)	(11,482)
Other deferred credits - swaps	(621)	—
Other current liabilities - FSIRS	(24,713)	—
Other deferred credits - FSIRS	—	(6,755)

Net Assets (Liabilities)	$(36,456)	$(17,581)

No financial assets or liabilities accounted for at fair value fell within Level 1 or Level 3 of the fair value hierarchy.